Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013
Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details) [Line Items]
Percentage Of Ownership In Subsidiaries	100.00%
Number Of Wholly Owned Subsidiaries	2
Building and Building Improvements [Member] | Minimum [Member]
Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Building and Building Improvements [Member] | Maximum [Member]
Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Furniture and Equipment [Member] | Minimum [Member]
Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Note 1 - Description of the Business and Summary of Significant Accounting Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years